Fees Summary	Mar. 03, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 2,696,980,000.00
Previously Paid Amount	0.00
Total Fee Amount	372,452.94
Total Offset Amount	0.00
Net Fee	372,452.94
Narrative - Max Aggregate Offering Price	$ 2,696,980,000.00
Narrative - Max Aggregate Offering Amount | shares	16,445,000
Final Prospectus	true